Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				48 Months Ended							0 Months Ended		3 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 AUD	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2015 Europe [Member] USD ($)	Mar. 31, 2015 Foreign Tax Credit Carry-Forwards [Member] USD ($)	Mar. 31, 2015 Australia [Member] USD ($)	Mar. 31, 2015 Foreign Subsidiaries [Member] USD ($)	Nov. 04, 2013 RCI [Member] USD ($)	Nov. 04, 2013 RCI [Member] AUD	Mar. 31, 2012 RCI [Member] USD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards								$ 6.0		$ 11.1
Tax loss carry-forwards available to offset future taxable income not subject to expiration								4.5
Percentage of valuation allowance against loss carry-forwards								100.00%	100.00%
Operating loss carry-forwards subject to expiration								1.5
Recognized tax deduction	73.4	83.8
Contribution to AICF	113.0			184.1	412.3	419.1
Foreign tax credit carryforwards	107.0		135.4		107.0				107.0
Income taxes payable, current	1.8		5.4		1.8
Income tax paid, net of refunds	29.9
Withholding tax paid	5.7
Undistributed foreign earnings											204.8
Total amount of unrecognized tax benefits	4.9		0.5	1.5	4.9		2.6
Total amount of interest and penalties accrued	0.3			0.1	0.3		0.9
Unrecognized tax benefits that would not affect the tax expense if recognized	4.1				4.1
Interest and penalties recognized income tax expense	(0.3)		0.1
Period for the amount of unrecognized tax benefits increase or decrease	Next twelve months	Next twelve months
Aggregate refund amended assessment														396.3
Income tax benefit from RCI's successful appeal												$ 15.4	17.3